3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) (Quarterly)	15 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Quarterly Member
Basis of Presentation

Basis of Presentation

The accompanying financial statements are prepared on the basis of accounting principles generally accepted in the United States of America. Company is currently working on its new operating platform. The Company does not have employees, rather contracts with legal and other professional service providers.

Basis of Presentation

The accompanying financial statements are prepared on the basis of accounting principles generally accepted in the United States of America. Company is currently working on its new operating platform. The Company does not have employees, rather contracts with legal and other professional service providers.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Stock Split

Stock Split

On December 10, 2013, the Company effectuated a reverse stock split of its issued and outstanding shares of common stock at a ratio of 1 for 5 (the “Stock Split”).

As a result of the Stock Split, the Company’s issued and outstanding shares of common stock decreased from 1,675,000,000 to 335,000,000 shares of common stock, all with a par value of $0.01. Accordingly, all share and per share information has been restated to retroactively show the effect of the Stock Split.

Basic and Diluted Loss Per Share

Stock Split

On December 10, 2013, the Company effectuated a reverse stock split of its issued and outstanding shares of common stock at a ratio of 1 for 5 (the “Stock Split”).

As a result of the Stock Split, the Company’s issued and outstanding shares of common stock decreased from 1,675,000,000 to 335,000,000 shares of common stock, all with a par value of $0.01. Accordingly, all share and per share information has been restated to retroactively show the effect of the Stock Split.

Basic and Diluted Loss Per Share

The Company computes loss per share in accordance with “ASC-260”, “Earnings per Share” which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period. Dilutive loss per share excludes all potential common shares if their effect is anti-dilutive. The Company has no potential dilutive instruments and accordingly basic loss and diluted loss per share are equal.

Revenue Recognition

Revenue Recognition

Revenue will be recognized when it is realized or realizable and earned. Specifically, revenue will be recognized when all of the following criteria are met: (1) Persuasive evidence of an arrangement exists; (2) Service has occurred, customer acceptance has been achieved; (3) Our selling price to the buyer is fixed and determinable; and (4) Collection is reasonably assured. The Company recognizes revenue when services have been provided and collection is reasonably assured.

Revenue Recognition

Revenue will be recognized when it is realized or realizable and earned. Specifically, revenue will be recognized when all of the following criteria are met: (1) Persuasive evidence of an arrangement exists; (2) Service has occurred, customer acceptance has been achieved; (3) Our selling price to the buyer is fixed and determinable; and (4) Collection is reasonably assured. The Company recognizes revenue when services have been provided and collection is reasonably assured.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of a checking account which is held in one depository institution. The Company considers all highly liquid instruments with original maturities of three months or less to be cash equivalents. The carrying value of cash equivalents approximates fair value because of the short maturity of these instruments.

Cash and Cash Equivalents

Cash and cash equivalents consist of a checking account which is held in one depository institution. The Company considers all highly liquid instruments with original maturities of three months or less to be cash equivalents. The carrying value of cash equivalents approximates fair value because of the short maturity of these instruments.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash deposited in financial institutions that exceed the federally insured limits. At both March 31, 2014 and December 31, 2013, the Company did not exceed the federally insured limit at any institution.

Income Taxes

Income Taxes

The company elected to be taxed as a partnership and therefore the Company is a pass-through entity and the tax is paid by the individual members.

On June 9, 2013 the Company converted from a limited liability corporation to a C corporation for tax purposes

Income Taxes

The company elected to be taxed as a partnership and therefore the Company is a pass-through entity and the tax is paid by the individual members.

On June 9, 2013 the Company converted from a limited liability corporation to a C corporation for tax purposes

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company applies fair value accounting for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, which are required to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as risks inherent in valuation techniques, transfer restrictions and credit risk. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.

The Company’s valuation techniques used to measure the fair value of money market funds and certain marketable equity securities were derived from quoted prices in active markets for identical assets or liabilities. The valuation techniques used to measure the fair value of all other financial instruments, all of which have counterparties with high credit ratings, were valued based on quoted market prices or model driven valuations using significant inputs derived from or corroborated by observable market data.

In accordance with the fair value accounting requirements, companies may choose to measure eligible financial instruments and certain other items at fair value. The Company has not elected the fair value option for any eligible financial instruments.

Fair Value of Financial Instruments

The Company applies fair value accounting for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, which are required to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as risks inherent in valuation techniques, transfer restrictions and credit risk. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.

The Company’s valuation techniques used to measure the fair value of money market funds and certain marketable equity securities were derived from quoted prices in active markets for identical assets or liabilities. The valuation techniques used to measure the fair value of all other financial instruments, all of which have counterparties with high credit ratings, were valued based on quoted market prices or model driven valuations using significant inputs derived from or corroborated by observable market data.

In accordance with the fair value accounting requirements, companies may choose to measure eligible financial instruments and certain other items at fair value. The Company has not elected the fair value option for any eligible financial instruments.